Summary of Significant Accounting Policies and Recently Issued Accounting Standards	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies and Recently Issued Accounting Standards
Summary of Significant Accounting Policies and Recently Issued Accounting Standards

The significant accounting policies followed by the Company are set forth in Note 2 – Summary of Significant Accounting Policies included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017.

Accounting Standards Adopted in 2018

Equity-based Compensation. In May 2017, the FASB issued ASU 2017-09 – Compensation – Stock Compensation (Topic 718); Scope of Modification Accounting. The new guidance clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award as equity or liability changes as a result of the change in terms or conditions. The Company adopted ASU 2017-09 in the first quarter of 2018. The adoption of ASU 2017-09 did not have a material impact on the Company’s condensed consolidated financial statements for the six months ended June 30, 2018.

Recently Issued Accounting Standards Not Yet Adopted

Revenue Recognition. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of Effective Date, which defers the effective date of ASU 2014-09 by one year to be effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 31, 2019. The Company is an emerging growth company and is permitted to adopt this ASU among others on a private company timeline. ASU 2014-09, Revenue from Contracts with Customers, supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and industry-specific guidance in Subtopic 932-605, Extractive Activities-Oil and Gas-Revenue Recognition and requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. Subsequently, in April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing as further clarification on identifying performance obligations and the licensing implementation guidance. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, as clarifying guidance to improve the operability and understandability of the implementation guidance on principal versus agent considerations. In December 2016, the FASB further issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, to increase stakeholders’ awareness of the proposals and to expedite improvements to ASU 2014-09. The Company plans to adopt these ASUs effective January 1, 2019. The Company continues to evaluate the expected disclosure requirements, changes to relevant business practices, accounting policies and control activities as a result of the adoption of the ASU and has not yet developed estimates of the quantitative impact to the Company's consolidated financial statements.

Leases. In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. ASU 2016-02 is effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. In January 2018, ASU 208-01, Leases (Topic 842), which provides additional implementation guidance on the previously issued ASU. Early adoption is permitted. The method of adoption and impact this standard will have on the financial statements and related disclosures is currently being evaluated.

Financial Instruments – Credit Losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requiring the measurement of all expected credit losses for financial assets, which include trade receivables, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The guidance in this ASU is effective for the Company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021 with early adoption permitted for interim and annual periods beginning after December 15, 2018. The evaluation of this standard and its impact on the financial statements and related disclosures is currently being assessed.

Non-financial assets. In February 2017, the FASB issued ASU 2017-05, Other Income – Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets, which clarifies the scope of Subtopic 610-20 and provides further guidance for partial sales of nonfinancial assets. Subtopic 610-20, which was issued in May 2014 as part of ASU 2014-09, provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. An entity is required to apply the amendments in ASU 2017-05 at the same time it applies the amendments in ASU 2014-09. Therefore, ASU 2017-05 is effective for the Company for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. An entity may elect to apply the amendments in ASU 2017-05 either retrospectively to each period presented in the financial statements in accordance with the guidance on accounting changes in FASB’s Accounting Standards Codification (“ASC”) Topic 250, Accounting Changes and Error Corrections, paragraphs 10-45-5 through 10-45-10 (i.e. the retrospective approach) or retrospectively with a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption (i.e. the modified retrospective approach). An entity may elect to apply all of the amendments in ASU 2017-05 and ASU 2014-09 using the same transition method, and alternatively may elect to use different transition methods. Entities may apply the guidance earlier as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The evaluation of this standard and its impact on the financial statements and related disclosures is currently being assessed.

Derivatives and Hedging. In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which expands and refines hedge accounting for both financial and non-financial risk components, aligns the recognition and presentation of the effects of hedging instruments and hedge items in the financial statements, and includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. ASU 2017-12 is effective for the Company for fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company has not yet evaluated the impact of this standard on its financial statements and related disclosures.

Income Statement - Reporting Comprehensive Income. In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.The standard provides financial statement preparers with an option to reclassify stranded tax effects within Accumulated Other Comprehensive Income (AOCI) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. ASU 2018-02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Financial Assets and Financial Liabilities. In February 2018, the FASB issued ASU 2018-03, Technical Corrections and Improvements to Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which clarifies certain aspects of the guidance issued in ASU 2016-01 including: the ability to irrevocably elect to change the measurement approach for equity securities measured using the practical expedient (at cost plus or minus observable transactions less impairment) to a fair value method in accordance with Topic 820, Fair Value Measurement; clarification that if an observable transaction occurs for such securities, the adjustment is as of the observable transaction date; clarification that the prospective transition approach for equity securities without a readily determinable fair value is meant only for instances in which the practical expedient is elected; and various other clarifications. The ASU is effective for us July 1, 2018 and early adoption is permitted. The Company does not expect this ASU to have a material impact on its consolidated financial statements.

Debt Securities and Regulated Operations. In March 2018, the FASB issued ASU 2018-04, Investments-Debt Securities (Topic 320) and Regulated Operations (Topic 980): Amendments to SEC paragraph Pursuant to SEC Staff Accounting Bulletin No. 177 and SEC Release No 33-9273, which adds, amends and supersedes various paragraphs that contain SEC guidance in ASC 320, Investments - Debt Securities and ASC 980, Regulated Operations. The Company does not anticipate the adoption of ASU 2018-04 will have a material impact on its consolidated financial statements.

Income Taxes. In March 2018, the FASB issued ASU 2018-05, Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. This ASU adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 118, which expresses the view of the Staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 - the date on which the Tax Cuts and Jobs Act was signed into law. The amendments are effective upon addition to the FASB Accounting Standards Codification. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

Summary of Significant Accounting Policies

Use of Estimates

The preparation of the Company's consolidated financial statements requires the Company's management to make various assumptions, judgments and estimates to determine the reported amounts of assets, liabilities, revenues and expense, and in the disclosures of commitments and contingencies. Changes in these assumptions, judgments, and estimates will occur as a result of the passage of time and the occurrence of future events and, accordingly, actual results could differ from amounts previously reported. The more significant areas requiring the use of assumptions, judgments and estimates include:

•
the quantities and values of proved oil, natural gas and natural gas liquids (“NGLs”) reserves used in calculating depletion and assessing impairment of oil and natural gas properties and related present value estimates of future net cash flows therefrom,

•	the carrying value of oil and natural gas properties,

•	impairment of oil and natural gas properties,

•	asset retirement obligations,

•	oil and natural gas reserve quantities,

•	the fair value of commodity derivative instruments and positions,

•	fair value of the Company’s warrants,

•	estimates of the fair value of equity-based compensation,

•	estimates of current and deferred income taxes, and

•	deferred income tax valuation allowances and amounts associated with the Company’s Tax Receivable Agreement with Tema (the “Tax Receivable Agreement”) (see Note 13 – Income Taxes).

While management believes these estimates are reasonable, changes in facts and assumptions, or the discovery of new information may result in revised estimates. Actual results could differ from these estimates and it is reasonably possible these estimates could be revised in the near term, and these revisions could be material.

Reclassifications

Certain reclassifications have been made to prior year financial statements to conform to classifications made in the current year. These reclassifications have no impact on net income (loss), stockholders' equity or cash flows as previously presented.

Variable Interest Entities

Rosehill Operating is a variable interest entity (“VIE”). The Company determined that it is the primary beneficiary of Rosehill Operating as the Company is the sole managing member and has the power to direct the activities most significant to Rosehill Operating’s economic performance as well as the obligation to absorb losses and receive benefits that are potentially significant. At December 31, 2017, the Company had an economic interest of approximately 17% in Rosehill Operating and consolidated 100% of Rosehill Operating’s assets and liabilities and results of operations in the Company’s consolidated financial statements. At December 31, 2017, Tema had an ownership interest of approximately 83% in Rosehill Operating; however, because it has disproportionately fewer voting rights, Tema is shown as a noncontrolling interest holder of Rosehill Operating. For further discussion, see Noncontrolling Interest in Note 11 - Stockholders' Equity / Parent Net Investment.

Cash and Cash Equivalents
The Company considers all cash on hand, and highly liquid instruments with an original maturity of three months or less to be cash and cash equivalents. The Company’s cash and cash equivalents are held in financial institutions in amounts that may exceed the insurance limits of the Federal Deposit Insurance Corporation, however, management believes the Company’s counter-party risks are minimal based on the reputation and history of the institutions selected.

Restricted Cash

In connection with the Company's initial closing of the White Wolf Acquisition in December 2017, see Note 3 - Acquisitions and Divestitures, the Company placed $4.0 million in an escrow account with an escrow agent to provide indemnification for any liabilities it may incur or sustain arising from third party claims against the seller. At the Company's option, the amount in escrow may be used to satisfy any such liability that arises within ninety (90) days following the closing date. Any remaining amounts within the escrow account will be released to the sellers, less the aggregate amount of all unsatisfied claims for indemnification that the Company makes.

Accounts Receivable

Accounts receivable consist of receivables from joint interest owners on properties the Company operates and from sales of oil and natural gas production delivered to purchasers. The purchasers remit payment for production directly to the Company. Most payments are received within three months after the production date. Accounts receivable are not collateralized.

Amounts due from joint interest owners or purchasers are stated net of an allowance for doubtful accounts when the Company believes collection is doubtful. For receivables from joint interest owners, the Company typically has the ability to withhold future revenue disbursements to recover any non-payment of joint interest billings. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the debtor’s current ability to pay its obligation to the Company, the condition of the general economy and the industry as a whole. The Company writes off specific accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. No allowance was deemed necessary at December 31, 2017 or December 31, 2016.

Accounts receivable is comprised of the following as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
	Related Parties	Third-Parties	Related Parties	Third-Parties
	(In thousands)
Revenue receivable	$13,601	$1,153	$4,554	$1,291
Transaction purchase price settlement	2,381	—	—	—
Joint interest billings	20	83	283	557
Other	20	291	—	80
Accounts receivable	$16,022	$1,527	$4,837	$1,928

Significant Customers. All of the revenue receivable from related parties is attributable to Gateway Gathering and Marketing. Each of the following purchasers accounted for 10% or more of the Company's revenue for the periods presented:

	Year Ended December 31,
	2017	2016	2015
Gateway Gathering and Marketing (1)	80%	70%	54%
ETC Field Services, LLC	10	17	—
Sunoco Inc.	—	—	13
Enlink Midstream Services, LLC	—	10	11
Regency Energy Partners, LP	—	—	11

(1)	For a further discussion see Note 15 - Related Party Transactions

Revenue Recognition

The Company derives its revenue primarily from the sale of produced oil, natural gas, and NGLs. Revenue is recognized when the Company's production is delivered to the purchaser, but payment is generally received between 30 and 90 days after the date of production. No revenue is recognized unless it is determined that title to the product has transferred to a purchaser. At the end of each month, the Company make estimates of the amount of production delivered to the purchaser and the price it will receive. The Company uses its knowledge of its properties, contractual arrangements, NYMEX and local spot market prices, and other factors as the basis for these estimates. Variances between the estimates and the actual amounts received are recorded in the month payment is received. Transportation expenses for oil are included as a reduction to oil revenues, while gathering and transportation expenses for natural gas and NGLs are recorded within gathering and transportation.

Successful Efforts Method of Accounting for Oil and Natural Gas Activities

Oil and natural gas exploration, development and production activities are accounted for under the successful efforts method of accounting. Under this method, the costs incurred to acquire, drill, and complete productive wells and development wells are capitalized. Oil and gas lease acquisition costs are also capitalized.

Proved Oil and Natural Gas Properties. If proved reserves are found for these properties, costs incurred to obtain access to proved reserves and to provide facilities for extracting, treating, gathering, and storing oil, natural gas, and NGLs are capitalized. All costs incurred to drill and equip successful exploratory wells, development wells, development-type stratigraphic test wells, and service wells, including unsuccessful development wells, are capitalized. Capitalized costs attributed to the properties and mineral interests are subject to depreciation, depletion and amortization ("DD&A"). Depletion of capitalized costs is provided using the units-of-production method based on proved oil and gas reserves related to the associated reservoir. If no proved reserves have been found, the costs of each of the related exploratory wells are charged to expense.

Unproved Properties. Acquisition costs associated with the acquisition of non-producing leaseholds are recorded as unproved leasehold costs and capitalized as incurred. These consist of costs incurred in obtaining a mineral interest or right in a property, such as a lease in addition to options to lease, broker fees, recording fees, and other similar costs related to acquiring properties. Leasehold costs are classified as unproved until proved reserves are discovered, at which time related costs are transferred to proved oil and natural gas properties.

Exploration Costs. Exploration costs, other than exploration drilling costs, are charged to expense as incurred. These costs include personnel and other internal costs, geological and geophysical expenses, exploratory dry holes, delay rentals for leases, and cost associated with unsuccessful lease acquisitions. The costs of drilling exploratory wells and exploratory-type stratigraphic wells are initially capitalized pending determination of whether the well has discovered proved commercial reserves. If the exploratory well is determined to be unsuccessful, the cost of the well is transferred to expense.

In some cases, a determination of proved reserves cannot be made at the completion of drilling, requiring additional testing and evaluation of the wells. The costs of such exploratory wells are expensed if a determination of proved reserves has not been made within a 12-month period after drilling is complete.

For sales of a complete or partial unit of proved and unproved properties, and related facilities, the cost and related accumulated DD&A are removed from the property accounts and gain or loss is recognized for the difference between the proceeds received and the net carrying value of the properties sold.

Impairment of Oil and Natural Gas Properties

The Company's proved oil and natural gas properties are recorded at cost. The Company's proved properties are evaluated for impairment on a field-by-field basis whenever events or changes in circumstances indicate that an asset’s carrying value may not be recoverable. The Company compares expected undiscounted future cash flows to the net book value of the asset. If the future undiscounted expected cash flows, based on its estimate of future oil and natural gas prices, operating costs and anticipated production from proved reserves and risk-adjusted probable and possible reserves, are lower than the net book value of the asset, the capitalized cost is reduced to fair value. Commodity pricing is estimated by using WTI and Henry Hub natural gas NYMEX strip market pricing, adjusted for quality, transportation fees and a regional price differential. Fair value is calculated by discounting the future cash flows at a rate of 10%. The Company believes a 10% discount rate is commonly used by oil and gas industry peers, analysts, and investors in evaluating the monetary significance of oil and gas properties and for comparing the size and value of proved reserves among companies in our industry. Accordingly, the Company currently believes a 10% discount rate is consistent with a rate a market participant would consider in evaluating onshore domestic proved oil and gas reserves and produces a reasonable estimate of fair value.

Unproved oil and natural gas properties are assessed periodically, and no less than annually, for impairment on an aggregate basis based on remaining lease term, drilling results, reservoir performance, seismic interpretation and future plans to develop acreage. As unproved oil and natural gas properties are developed and reserves are proved, the capitalized costs are subject to depreciation and depletion. If the development of these properties is deemed unsuccessful, the capitalized costs related to the unsuccessful activity is expensed in the year the determination is made. The rate at which the unproved oil and natural gas properties are written off or reclassified to proved oil and natural gas properties depends on the timing and success of the Company's future exploration and development program.

Oil and Natural Gas Reserve Quantities

The Company's estimated proved reserve quantities and future net cash flows are critical to the understanding of the value of its business. They are used in comparative financial ratios and are the basis for significant accounting estimates in its financial statements, including the calculations of depletion and impairment of proved oil and natural gas properties. Future cash inflows and future production and development costs are determined by applying prices and costs, including transportation, quality differentials, and basis differentials, applicable to each period to the estimated quantities of proved reserves remaining to be produced as of the end of that period. Expected cash flows are discounted to present value using an appropriate discount rate. For example, the standardized measure calculations require a 10% discount rate to be applied. Although reserve estimates are inherently imprecise, and estimates of new discoveries and undeveloped locations are more imprecise than those of established producing oil and gas properties, the Company makes a considerable effort in estimating our reserves. The Company expects proved reserve estimates will change as additional information becomes available and as commodity prices and operating and capital costs change. The Company has and expects to evaluate and estimate its proved reserves each year-end. For purposes of depletion and impairment, reserve quantities are adjusted in accordance with U.S. GAAP for the impact of additions and dispositions.

Other Property and Equipment

Other property and equipment such as office furniture and equipment, buildings, computer hardware and software is recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets ranging from three to twenty years. Major renewals and improvements are capitalized while expenditures for maintenance and repairs are expensed as incurred. When other property and equipment is sold or retired, the capitalized costs and related accumulated depreciation are removed from the accounts.

Asset Retirement Obligations

An asset retirement obligation ("ARO") represents the estimated present value of the amount a company will incur to retire a long-lived asset at the end of its productive life, in accordance with applicable state laws. The Company recognizes an estimated liability for future costs primarily associated with the abandonment of its oil and natural gas properties and related assets. The amount of the ARO is determined by calculating the present value of estimated cash flows related to the liability. The retirement obligation is recorded as a liability at its estimated present value at inception (i.e. at the time the well is drilled or acquired and related assets are placed into service) with an offsetting increase in the carrying amount of the related long-lived asset that is included in proved oil and natural gas properties in the accompanying consolidated balance sheets. Periodic accretion of discount of the estimated liability is recorded as an expense in the consolidated statements of operation. The Company depreciates the long-lived asset, including the asset retirement cost, over its useful life, and recognizes expense in connection with the accretion of the discounted liability over the remaining estimated economic lives of the respective oil and natural gas properties.

An asset retirement liability is determined using significant assumptions, including current estimates of plugging and abandonment costs, annual inflation of these costs, the productive lives of assets, and the Company's risk-adjusted interest rate. Changes in any of these assumptions can result in significant revisions to the estimated asset retirement obligation. Because of the subjectivity of assumptions, the costs to ultimately retire the Company's wells may vary significantly from prior estimates. See Note 9 - Asset Retirement Obligations for a further discussion.

Deferred Financing Costs

Deferred financing costs and discounts related to the Company’s Revolving Credit Facility and its Second Lien Notes are included in other long-term assets and long-term debt, respectively, in the consolidated balance sheets and are stated at cost, net of amortization. The deferred financing costs associated with the Revolving Credit Facility and the Second Lien Notes are amortized to interest expense on a straight-line basis and an effective rate of interest method, respectively, over the borrowing terms. See Note 8 - Long term debt for a further discussion.

Commodity Derivative Instruments

The Company utilizes commodity derivative instruments including swaps, collars, basis swaps, and other similar agreements to manage its exposure to oil and natural gas price volatility (i.e., price risk) associated with the forecasted sale of a portion its oil and natural gas production. These commodity derivative instruments are not designated as hedges for accounting purposes. Accordingly, the Company records derivative instruments on the consolidated balance sheets as either an asset or liability measured at fair value and records changes in the fair value of derivatives in current earnings in the consolidated statements of operations as they occur in the period of change. Gains and losses on commodity derivatives and premiums paid for put options are included in cash flows from operating activities.

To the extent legal right of offset exists with a counterparty, the Company reports derivative assets and liabilities on a net basis. The Company has exposure to credit risk to the extent the counterparty is unable to satisfy its settlement obligation. The Company actively monitors the creditworthiness of counterparties and assesses the impact, if any, on its derivative position. See Note 4 - Derivative Instruments for a further discussion.

Fair Value of Financial Instruments

Fair value represents the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the reporting date. The Company’s assets and liabilities that are measured at fair value at each reporting date are classified according to a hierarchy that prioritizes inputs and assumptions underlying the valuation techniques. This fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs and consists of three broad levels:

Level 1:	Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date.
Level 2:
Observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date.

Level 3:	Unobservable inputs that are not corroborated by market data and may be used with internally developed methodologies that result in management’s best estimate of fair value.

Valuation techniques that maximize the use of observable inputs are favored. Assets and liabilities are classified in their entirety based on the lowest priority level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement of assets and liabilities within the levels of the fair value hierarchy. Reclassifications of fair value between Level 1, Level 2 and Level 3 of the fair value hierarchy, if applicable, are made at the end of each quarter.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the year of the enacted rate change.

The Company accounts for uncertainty in income taxes using a recognition and measurement threshold for tax positions taken or expected to be taken in a tax return, which are subject to examination by federal and state taxing authorities. The tax benefit from an uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination by taxing authorities based on technical merits of the position. The amount of the tax benefit recognized is the largest amount of the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The effective tax rate and the tax basis of assets and liabilities reflect management’s estimates of the ultimate outcome of various tax uncertainties. The Company recognizes penalties and interest related to uncertain tax positions within the provision (benefit) for income taxes line in the accompanying consolidated statements of operations.

Rosehill Operating, the Company’s accounting predecessor, is a limited liability company treated as a partnership for U.S. federal income tax purposes that is not subject to U.S. federal income tax.

Earnings (Loss) Per Share

The two-class method of computing earnings per share is required for entities that have participating securities. The two-class method is an earnings allocation formula that determines earnings per share for participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings. Our Class B Common Stock has no economic interest in the earnings of the Company. Basic earnings (loss) per common share is calculated by dividing net income (loss) attributable to common shareholders by the weighted average number of shares of Class A Common Stock outstanding each period. Diluted earnings per share adds to those shares the incremental shares that would have been outstanding assuming exchanges of the Company's outstanding Class B Common Stock, Series A Preferred Stock and warrants for Class A Common Stock, and the vesting of unvested restricted stock units of Class A Common Stock. An anti-dilutive impact is an increase in earnings per share or a reduction in net loss per share resulting from the conversion, exercise, or contingent issuance of certain securities.

The Company uses the "if-converted" method to determine the potential dilutive effect of conversions of its outstanding Class B Common Stock and Series A Preferred Stock, and the treasury stock method to determine the potential dilutive effect of its outstanding warrants exercisable for shares of Class A Common Stock and the vesting of unvested restricted stock units of Class A Common Stock.

Beneficial Conversion Feature in the Series A Preferred Stock

The non-detachable conversion option embedded in the Series A Preferred Stock was evaluated to determine whether a beneficial conversion feature existed as of the closing date of the Transaction which would be recognized separately from the Series A Preferred Stock in the Company's consolidated financial statements. The conversion option is considered beneficial if, at the commitment closing date, the effective conversion price (represented by the proceeds received less the allocated value of the warrants and Class A Common Stock) for the Series A Preferred Stock is less than the fair value of the Class A Common Stock into which it is convertible at the commitment closing date. As a result of this evaluation, the Company separately recognized in equity, with an offsetting reduction in the carrying amount of the Series A Preferred Stock, the value of the beneficial conversion feature at the commitment date of $6.7 million. Since the Company's Series A Preferred Stock is perpetual and has no stated maturity date and no restrictions on conversion, the value attributable to the non-detachable conversion option was recognized immediately as a non-cash deemed dividend on the date that the Series A Preferred Stock was issued.

Future issuances of Series A Preferred Stock resulting from dividends paid-in-kind may, depending on the trading price per share of the Company's Class A Common Stock on the dividend date, contain a beneficial conversion option determined on the same basis as described above and, thus, result in additional non-cash deemed dividends which will reduce net income attributable to Rosehill Resources Inc. common stockholders when such paid-in-kind preferred shares are granted.

Recently Issued Accounting Standards Adopted in 2017

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Deferred Taxes. In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 704): Balance Sheet Classification of Deferred Taxes. ASU No. 2015-17 eliminated the current requirement for organizations to present deferred tax liabilities and assets as current and non-current in a classified balance sheet. Instead, companies are required to classify all deferred tax assets and liabilities as non-current. ASU 2015-17 is effective for interim and annual periods beginning after December 15, 2016. The adoption of this ASU did not have a material impact on the Company's financial statements.

Business Combinations. In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the Company for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The adoption of this ASU, using a prospective approach, could have a material impact on the financial statements and related disclosures if future acquisitions or disposals are treated as asset purchases (or sales) rather than acquisition or disposal of a business. The Company elected to early adopt this ASU in connection with the White Wolf Acquisition, and has accounted for the White Wolf Acquisition as an acquisition of assets. See Note 3 - Acquisitions and Divestitures for further detail.

Statement of Cash Flows - Restricted Cash. In November 2017, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, a consensus of the FASB's Emerging Issues Task Force. This new standard requires that the statement of cash flows explain the change during the period in the combined total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents when reconciling the beginning and end of period balances on the statement of cash flow. This new guidance also requires that the Company disclose how the statement of cash flows reconciles to the balance sheet when the balance sheet includes more than one line item of cash, cash equivalents, and restricted cash. The Company adopted this ASU during the year ended December 31, 2017 and retroactively presented.

Statement of Cash Flows. In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 320): Classification of Cash Receipts and Cash Payments, which addresses eight specific cash flow issues with the objective of reducing the existing diversity of presentation and classification in the statement of cash flows. The new standard applies to cash flows associated with debt payment or debt extinguishment costs, settlement of zero-coupon debt or other debt instruments with coupon rates that are insignificant in relation to effective interest rate of borrowing, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, distributions received from equity method investees, beneficial interests in securitization transactions and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for the Company for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, but only if all amendments are adopted in the same period. The adoption of the ASU did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Recently Issued Accounting Standards Not Yet Adopted

Revenue Recognition. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of Effective Date, which defers the effective date of ASU 2014-09 by one year to be effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 31, 2019. ASU 2014-09, Revenue from Contracts with Customers, supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and industry-specific guidance in Subtopic 932-605, Extractive Activities-Oil and Gas-Revenue Recognition and requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. Subsequently, in April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing as further clarification on identifying performance obligations and the licensing implementation guidance. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, as clarifying guidance to improve the operability and understandability of the implementation guidance on principal versus agent considerations. In December 2016, the FASB further issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, to increase stakeholders’ awareness of the proposals and to expedite improvements to ASU 2014-09. The Company is still in the early stages of evaluating this ASU.

Leases. In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. ASU 2016-02 is effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The method of adoption and impact this standard will have on the financial statements and related disclosures is currently being evaluated.

Financial Instruments – Credit Losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requiring the measurement of all expected credit losses for financial assets, which include trade receivables, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The guidance in this ASU is effective for the Company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021 with early adoption permitted for interim and annual periods beginning after December 15, 2018. The evaluation of this standard and its impact on the financial statements and related disclosures is currently being assessed.

Non-financial assets. In February 2017, the FASB issued ASU 2017-05, Other Income – Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets, which clarifies the scope of Subtopic 610-20 and provides further guidance for partial sales of nonfinancial assets. Subtopic 610-20, which was issued in May 2014 as part of ASU 2014-09, provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. An entity is required to apply the amendments in ASU 2017-05 at the same time it applies the amendments in ASU 2014-09. Therefore, ASU 2017-05 is effective for the Company for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. An entity may elect to apply the amendments in ASU 2017-05 either retrospectively to each period presented in the financial statements in accordance with the guidance on accounting changes in FASB’s Accounting Standards Codification (“ASC”) Topic 250, Accounting Changes and Error Corrections, paragraphs 10-45-5 through 10-45-10 (i.e. the retrospective approach) or retrospectively with a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption (i.e. the modified retrospective approach). An entity may elect to apply all of the amendments in ASU 2017-05 and ASU 2014-09 using the same transition method, and alternatively may elect to use different transition methods. Entities may apply the guidance earlier as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The impact ASU 2017-05 will have on the financial statements and related disclosures is currently ongoing.

Equity-based Compensation. In May 2017, the FASB issued ASU 2017-09 – Compensation – Stock Compensation (Topic 718); Scope of Modification Accounting. The new guidance clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award as equity or liability changes as a result of the change in terms or conditions. This ASU is not expected to have a material impact on the Company’s consolidated financial results.

Earnings Per Share, Derivatives and Hedging, Mandatorily Redeemable Noncontrolling Interests. In July 2017, the FASB issued ASU 2017-11—Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The amendments in Part I of ASU 2017-11 change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features and also clarify existing disclosure requirements for equity-classified instruments. For the Company, the amendments in Part I of this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.

Derivatives and Hedging. In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which expands and refines hedge accounting for both financial and non-financial risk components, aligns the recognition and presentation of the effects of hedging instruments and hedge items in the financial statements, and includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. ASU 2017-12 is effective for the Company for fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company has not yet evaluated the impact of this standard on its financial statements and related disclosures.